Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Segment Information

3. SEGMENT INFORMATION

The company is aligned into two reportable segments: Ingalls (formerly referred to as the Gulf Coast operations) and Newport News. The following table presents segment results for the nine months ended September 30, 2011, and 2010.

	Nine Months Ended September 30
$ in millions	2011	2010
Sales and Service Revenues
Ingalls	$2,209	$2,300
Newport News	2,688	2,748
Intersegment eliminations	(57)	(61)

Total sales and service revenues	$4,840	$4,987

Operating Income (Loss)
Ingalls	$(245)	$(71)
Newport News	240	249

Total Segment Operating Income (Loss)	(5)	178
Non-segment factors affecting operating income (loss)
Net pension and post-retirement benefits adjustment	(9)	(34)

Total operating income (loss)	$(14)	$144

Goodwill Impairment Charge — The operating losses for the nine months ended September 30, 2011 reflect a goodwill impairment charge of $300 million at Ingalls.

In the ordinary course of business, the company reevaluates the estimates at completion (EAC) on all major programs and makes the necessary adjustments to contract profitability when driven by events within the period. In the third quarter of 2010, the company determined that costs to complete post-delivery work on LHD-8 exceeded original estimates resulting in a charge of $30 million. In the third quarter of 2010, the company recorded a charge of $24 million for additional cost growth on LPD-24, which was more than offset in the quarter by recognition of milestone incentives on the total LPD 22-25 contract of approximately $31 million. These adjustments were all recorded at Ingalls.

Sales transactions between segments are recorded at cost.

Net Pension and Post-Retirement Benefits Adjustment — The net pension and post-retirement benefits adjustment reflects the difference between expenses for pension and other post-retirement benefits determined in accordance with GAAP and the expenses for these items included in segment operating income in accordance with CAS.

5.	SEGMENT INFORMATION

At December 31, 2010, the company was aligned into two reportable segments: Gulf Coast and Newport News.

U.S. Government Sales—Revenue from the U.S. Government includes revenue from contracts for which NGSB is the prime contractor as well as those for which the company is a subcontractor and the ultimate customer is the U.S. Government. The company derives substantially all of its revenue from the U.S. Government.

Assets—Substantially all of the company's assets are located or maintained in the U.S.

Results of Operations By Segment

	Year Ended December 31
$ in millions	2010	2009	2008
Sales and Service Revenues
Gulf Coast	$3,027	$2,865	$2,848
Newport News	3,775	3,534	3,427
Intersegment eliminations	(79)	(107)	(86)

Total sales and service revenues	6,723	6,292	6,189
Operating Income (Loss)
Gulf Coast	(61)	(29)	(1,433)
Newport News	355	313	(895)

Total Segment Operating Income (Loss)	294	284	(2,328)
Non-segment factors affecting operating income (loss)
Net pension and post-retirement benefits adjustment	(49)	(88)	(25)
Deferred State Income Taxes	3	15	(1)

Total operating income (loss)	$248	$211	$(2,354)

Sales transactions between segments are generally recorded at cost.

Goodwill Impairment Charge—The operating losses for the year ended December 31, 2008, reflect goodwill impairment charges for Gulf Coast and Newport News of $1.3 billion and $1.2 billion, respectively.

Net Pension and Post-Retirement Benefits Adjustment—The net pension and post-retirement benefits adjustment reflects the difference between expenses for pension and other post-retirement benefits determined in accordance with GAAP and the expenses for these items included in segment operating income in accordance with CAS.

Other Financial Information

	December 31
$ in millions	2010	2009	2008
Assets
Gulf Coast	$2,044	$1,922	$1,817
Newport News	2,744	2,672	2,616
Corporate	415	442	327

Total assets	$5,203	$5,036	$4,760

The Corporate assets included in the table above consist only of pension and other-post retirement plan assets and deferred tax assets.

	Year Ended December 31
$ in millions	2010	2009	2008
Capital Expenditures
Gulf Coast	$52	$102	$153
Newport News	139	79	65

Total capital expenditures	$191	$181	$218

	Year Ended December 31
$ in millions	2010	2009	2008
Depreciation and Amortization
Gulf Coast	$96	$101	$110
Newport News	87	85	83

Total depreciation and amortization	$183	$186	$193